Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Tangible Assets
Schedule of details, by asset category, of the other intangible assets
Cost	IT developments	Other assets	Total
Balance on December 31, 2019	5,629,798	293,725	5,923,523
Additions	990,184	73,238	1,063,422
Write-off	(240,626)	(7,803)	(248,429)
Transfers	(25,515)	3,036	(22,479)
Balance on December 31, 2020	6,353,841	362,196	6,716,037

Additions	1,429,459	71,103	1,500,562
Write-off	(633,534)	(3,270)	(636,804)
Transfers	(124,157)	-	(124,157)
Balance on December 31, 2021	7,025,609	430,029	7,455,638

Additions	1,536,146	201,402	1,737,548
Write-off	(186,429)	(1,345)	(187,774)
Transfers	5,986	(38)	5,948
Balance on December 31, 2022	8,381,312	630,048	9,011,360

Accumulated amortization
Balance on December 31, 2019	(3,448,788)	(251,632)	(3,700,420)
Additions	(534,000)	(5,322)	(539,322)
Balance on December 31, 2020	(3,982,788)	(256,954)	(4,239,742)

Additions	(569,370)	(13,771)	(583,141)
Write-off	343,216	(4,558)	338,658
Balance on December 31, 2021	(4,208,942)	(275,283)	(4,484,225)

Additions	(651,724)	(73,735)	(725,459)
Write-off	40,085	2,991	43,076
Balance on December 31, 2022	(4,820,581)	(346,027)	(5,166,608)

Losses from non-recovery (Impairment) - IT	IT developments	Other assets	Total
Balance on December 31, 2019	(2,319)	-	(2,319)
Impact on net profit (1)	(66,269)	-	(66,269)
Write-off	(1,346)	-	(1,346)
Balance on December 31, 2020	(69,934)	-	(69,934)

Impact on net profit (1)	(23,066)	(7,094)	(30,160)
Balance on December 31, 2021	(93,000)	(7,094)	(100,094)

Impact on net profit (1)	(10,091)	(21,160)	(31,251)
Balance on December 31, 2022	(103,091)	(28,254)	(131,345)

Carrying amount
Balance on December 31, 2020	2,301,119	105,242	2,406,361
Balance on December 31, 2021	2,723,667	147,652	2,871,319
Balance on December 31, 2022	3,457,640	255,767	3,713,407
(1)	Refers to the impairment loss of assets in the acquisition and development of logic. The loss in the acquisition and development of logiciais was recorded due to the obsolescence and discontinuity of said systems.